Financing Received from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 ARS ($)
Disclosure of detailed information about borrowings [line items]
For forward purchases of repurchase transactions	$ 881,745,712	$ 581,156,334
Ps. | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1646 days	1646 days
Rate	55.12	40.00
For forward purchases of repurchase transactions	$ 95,531,084	$ 51,405,016
Ps. | Local Institutions | Agreements With Banks
Disclosure of detailed information about borrowings [line items]
Term	221 days	218 days
Rate	36.15	40.23
For forward purchases of repurchase transactions	$ 497,019,157	$ 472,771,367
Ps. | Local Institutions | Calls taken with entities within the private sector
Disclosure of detailed information about borrowings [line items]
Term	3 days	7 days
Rate	62.00	32.00
For forward purchases of repurchase transactions	$ 8,700,000	$ 6,577,438
Ps. | Local Institutions | Argentine Central Bank
Disclosure of detailed information about borrowings [line items]
Term	3 days	3 days
Rate	0.00	0
For forward purchases of repurchase transactions	$ 2,378,397	$ 462,231
US$ | Local Institutions | Calls taken with entities within the private sector
Disclosure of detailed information about borrowings [line items]
Term	7 days	7 days
Rate	3.00	3.00
For forward purchases of repurchase transactions	$ 21,902,059	$ 13,582,421
US$ | International Institutions | Correspondents
Disclosure of detailed information about borrowings [line items]
Term	3 days	3 days
Rate	0.00	0
For forward purchases of repurchase transactions	$ 36,036,307	$ 10,868,751
US$ | International Institutions | BID Lines
Disclosure of detailed information about borrowings [line items]
Term	2527 days
Rate	7.00
For forward purchases of repurchase transactions	$ 145,941,670
US$ | International Institutions | Pre-financing
Disclosure of detailed information about borrowings [line items]
Term	147 days	129 days
Rate	6.90	6.95
For forward purchases of repurchase transactions	$ 74,237,038	$ 25,489,110